Statement of Changes in Net Asset Available for Benefit (Statement) - EBP025 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets:
Plan interest in investment income of the Graham Holdings Company Master Trust	$ 12,491,628
Contributions
Participant	3,873,216
Employer	52,374
Rollovers	250,187
Total contributions	4,175,777
Interest income - notes receivable	73,130
Total additions	16,740,535
Deductions from net assets:
Benefits paid to participants	(7,110,123)
Administrative expenses	(128,294)
Total deductions	(7,238,417)
Net increase	9,502,118
Transfers (to) from affiliated plans
Net transfers from other affiliated plans	606,789
Net asset available for benefits, beginning of year	76,612,299
Net asset available for benefits, end of year	86,721,206
Kaplan Tax Deferred Savings Plan [Member]
Transfers (to) from affiliated plans
Transfers from affiliated plans	1,813,308
Transfers to affiliated plans	(1,187,240)
Savings Plan for Graham Holdings Company [Member]
Transfers (to) from affiliated plans
Transfers to affiliated plans	$ (19,279)